Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Operating Expenses

		2021	2020	2019
	Note	Million	Million	Million
Interconnection		20,064	19,821	21,037
Expected credit impairment losses		4,171	5,084	5,761
Write-down of inventories		280	196	171
Net loss on disposal and write-off of property, plant and equipment		1,748	1,547	2,911
Research and development expenses	(i)	6,676	4,898	2,843
Auditors’ remuneration
- audit services	(ii)	98	109	111
- tax services		—	3	2
- other services		—	2	10
Taxes and surcharges		2,722	2,462	2,424
Others	(iii)	13,475	12,917	10,974

		49,234	47,039	46,244

Note:

(i)	The item does not include depreciation and amortization and employee benefit and related expenses related to research and development.

(ii)
Audit services include reporting on the Group’s internal controls over financial reporting pursuant to regulatory requirements at a service fee of RMB19 million (2020: RMB22 million; 2019: RMB22 million).

(iii)	Others consist of administrative expenses and other miscellaneous expenses.